Guarantees and commitments	12 Months Ended
Dec. 31, 2023
Guarantees and commitments
32 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate the Bank to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Bank’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Bank are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, derivatives and other guarantees.
Guarantees
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2023 (CHF million)
Credit guarantees and similar instruments	1,716	859	33	368	2,976	2,932		14	2,244
Performance guarantees and similar instruments	2,383	1,329	778	340	4,830	4,377		45	2,340
Derivatives [2]	894	33	16	6	949	949		40	–
Other guarantees	3,329	625	141	1,105	5,200	5,200		59	2,413
Total guarantees	8,322	2,846	968	1,819	13,955	13,458		158	6,997
2022 (CHF million)
Credit guarantees and similar instruments	2,261	451	127	471	3,310	3,197		22	2,068
Performance guarantees and similar instruments	4,280	1,750	729	513	7,272	6,527		61	3,778
Derivatives [2]	2,646	1,702	520	374	5,242	5,242		101	–
Other guarantees	4,455	859	182	1,172	6,668	6,668		56	3,292
Total guarantees	13,642	4,762	1,558	2,530	22,492	21,634		240	9,138
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

Credit guarantees and similar instruments
Credit guarantees and similar instruments are contracts that require the Bank to make payments should a third party fail to do so under a specified existing credit obligation. The position includes standby letters of credit, commercial and residential mortgage guarantees, credit guarantees to clearing and settlement networks and exchanges, and other guarantees associated with VIEs.
Standby letters of credit are made in connection with the corporate lending business and other corporate activities, where the Bank provides guarantees to counterparties in the form of standby letters of credit, which represent obligations to make payments to third parties if the counterparties fail to fulfill their obligations under a borrowing arrangement or other contractual obligation.
Commercial and residential mortgage guarantees are made in connection with the Bank’s commercial mortgage activities in the US, where the Bank sells certain commercial and residential mortgages to Fannie Mae and agrees to bear a percentage of the losses triggered by the borrowers failing to perform on the mortgage. The Bank also issues guarantees that require it to reimburse Fannie Mae for losses on certain whole loans underlying mortgage-backed securities issued by Fannie Mae, which are triggered by borrowers failing to perform on the underlying mortgages.
The Bank also provides guarantees to VIEs and other counterparties under which it may be required to buy assets from such entities upon the occurrence of certain triggering events such as rating downgrades and/or substantial decreases in the fair value of those assets.
Performance guarantees and similar instruments
Performance guarantees and similar instruments are arrangements that require contingent payments to be made when certain performance-related targets or covenants are not met. Such covenants may include a customer’s obligation to deliver certain products and services or to perform under a construction contract. Performance guarantees are frequently executed as part of project finance transactions. The position includes private equity fund guarantees and guarantees related to residential mortgage securitization activities.
For private equity fund guarantees, the Bank has provided investors in private equity funds sponsored by a Bank entity guarantees on potential obligations of certain general partners to return amounts previously paid as carried interest to those general partners if the performance of the remaining investments declines. To manage its exposure, the Bank generally withholds a portion of carried interest distributions to cover any repayment obligations. In addition, pursuant to certain contractual arrangements, the Bank is obligated to make cash payments to certain investors in certain private equity funds if specified performance thresholds are not met.
Further, as part of the Bank’s residential mortgage securitization activities in the US, the Bank may guarantee the collection by the servicer and remittance to the securitization trust of prepayment penalties. The Bank will have to perform under these guarantees in the event the servicer fails to remit the prepayment penalties.
Derivatives
Derivatives which may also have the characteristics of a guarantee are issued in the ordinary course of business, generally in the form of written put options. Such derivative contracts do not meet the characteristics of a guarantee if they are cash settled and the Bank has no basis to conclude it is probable that the counterparties held, at inception, the underlying instruments related to the derivative contracts. The Bank has concluded that these conditions were met for certain active commercial and investment banks and certain other counterparties, and accordingly, the Bank has reported such contracts as derivatives only.
The Bank manages its exposure to these derivatives by engaging in various hedging strategies to reduce its exposure. For some contracts, such as written interest rate caps or foreign exchange options, the maximum payout is not determinable as interest rates or exchange rates could theoretically rise without limit. For these contracts, notional amounts were disclosed in the table above in order to provide an indication of the underlying exposure. In addition, the Bank carries all derivatives at fair value in the consolidated balance sheets and has considered the performance triggers and probabilities of payment when determining those fair values. It is more likely than not that written put options that are in-the-money to the counterparty will be exercised, for which the Bank’s exposure was limited to the carrying value reflected in the table.
Other guarantees
Other guarantees include bankers’ acceptances, residual value guarantees, deposit insurance, contingent considerations in business combinations, the minimum value of an investment in mutual funds or private equity funds and all other guarantees that were not allocated to one of the categories above.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of protected deposits in case of specified restrictions or the forced liquidation of a deposit-taking bank. In Switzerland, under the amended Swiss deposit insurance guarantee program, the jointly guaranteed amount is determined as the higher of CHF 6 billion or 1.6% of all protected deposits. As per notifications from the administrator of the Swiss deposit insurance program to the Bank and its Swiss bank subsidiaries, the Bank’s respective share was CHF 0.6 billion for the period July 1, 2023 to June 30, 2024. Amounts guaranteed under deposit insurance guarantee programs were reflected in other guarantees.
Representations and warranties on residential mortgage loans sold
In connection with the Investment Bank division’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold. The Bank has provided these representations and warranties relating to sales of loans to institutional investors, primarily banks, and non-agency, or private label, securitizations. The loans sold are primarily loans that the Bank has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and the absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Bank may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Bank will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims made within the statute of limitations (including the likelihood and ability to enforce claims); whether the Bank can successfully claim against parties that sold loans to the Bank and made representations and warranties to the Bank; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in this Guarantees and commitments disclosure but are addressed in litigation and related loss contingencies and provisions. The Bank is involved in litigation relating to representations and warranties on residential mortgages sold.
> Refer to “Note 38 – Litigation” for further information.
Disposal-related contingencies and other indemnifications
The Bank has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees are not reflected in the “Guarantees” table and are discussed below.
Disposal-related contingencies
In connection with the sale of assets or businesses, the Bank sometimes provides the acquirer with certain indemnification provisions. These indemnification provisions vary by counterparty in scope and duration and depend upon the type of assets or businesses sold. They are designed to transfer the potential risk of certain unquantifiable and unknowable loss contingencies, such as litigation, tax and intellectual property matters, from the acquirer to the seller. The Bank monitors claims received in connection with such indemnification provisions to ensure that these are adequately provided for in the Bank’s consolidated financial statements.
Other indemnifications
The Bank provides indemnifications to certain counterparties in connection with its normal operating activities for which it is not possible to estimate the maximum amount that it could be obligated to pay. As a normal part of issuing its own securities, the Bank typically agrees to reimburse holders for additional tax withholding charges or assessments resulting from changes in applicable tax laws or the interpretation of those laws. Securities that include these agreements to pay additional amounts generally also include a related redemption or call provision if the obligation to pay the additional amounts results from a change in law or its interpretation and the obligation cannot be avoided by the issuer taking reasonable steps to avoid the payment of additional amounts. Since such potential obligations are dependent on future changes in tax laws, the related liabilities the Bank may incur as a result of such changes cannot be reasonably estimated. In light of the related call provisions typically included, the Bank does not expect any potential liabilities in respect of tax gross-ups to be material.
The Bank is a member of numerous securities exchanges and clearing houses and may, as a result of its membership arrangements, be required to perform if another member defaults and available amounts as defined in the relevant exchange’s or clearing house’s default waterfalls are not sufficient to cover losses from another member’s default. The exchange’s or clearing house’s default management procedures may provide for cash calls to non-defaulting members, which may be limited to the amount (or a multiple of the amount) of the Bank’s contribution to the guarantee fund. However, if these cash calls are not sufficient to cover losses, the default waterfall and default management procedures may foresee further loss allocation. Furthermore, some clearing house arrangements require members to assume a proportionate share of non-default losses, if such losses exceed the specified resources allocated for such purpose by the clearing house. Non-default losses result from the clearing house’s investment of guarantee fund contributions and initial margin or are other losses unrelated to the default of a clearing member. The Bank has determined that it is not possible to reasonably estimate the maximum potential amount of future payments due under the membership arrangements. In addition, the Bank believes that any potential requirement to make payments under these membership arrangements is remote.
Other commitments
Irrevocable commitments under documentary credits
Irrevocable commitments under documentary credits include exposures from trade finance related to commercial letters of credit under which the Bank guarantees payments to exporters against presentation of shipping and other documents.
Irrevocable loan commitments
Irrevocable loan commitments are irrevocable credit facilities extended to clients and include fully or partially undrawn commitments that are legally binding and cannot be unconditionally cancelled by the Bank. Commitments to originate mortgage loans that will be held for sale are considered derivatives for accounting purposes and are not included in this disclosure. Such commitments are reflected as derivatives in the consolidated balance sheets.
Forward reverse repurchase agreements
Forward reverse repurchase agreements represent transactions in which the initial cash exchange of the reverse repurchase transactions takes place on specified future dates. The Bank enters into forward reverse repurchase agreements with counterparties that may have existing funded reverse repurchase agreements. Depending on the details of the counterparty contract with Credit Suisse, both a counterparty’s existing funded reverse repurchase agreement and any forward reverse repurchase agreements under contract with the same counterparty are considered.
Other commitments
Other commitments include contracts that require the Bank to make payments should a third party fail to do so under a specified future credit obligation, such as commitments arising from deferred payment letters of credit, e.g., with re-insurance clients. Other commitments also include private equity commitments, firm commitments in underwriting securities as well as commitments from acceptances in circulation and liabilities for call and put options on shares and other equity instruments.
Other commitments
end of	Maturity less than 1 year	Maturity between 1 to 3 years	Maturity between 3 to 5 years	Maturity greater than 5 years	Total gross amount	Total net amount	[1]
2023 (CHF million)
Irrevocable commitments under documentary credits	2,195	28	0	0	2,223	2,159
Irrevocable loan commitments [2]	11,471	22,514	22,980	4,615	61,580	58,361
Forward reverse repurchase agreements	147	0	0	0	147	147
Other commitments	274	6	1	202	483	482
Total other commitments	14,087	22,548	22,981	4,817	64,433	61,149
2022 (CHF million)
Irrevocable commitments under documentary credits	3,378	41	0	1	3,420	3,233
Irrevocable loan commitments [2]	19,272	33,512	44,563	14,782	112,129	108,118
Forward reverse repurchase agreements	1,021	0	0	0	1,021	1,021
Other commitments	212	16	2	268	498	498
Total other commitments	23,883	33,569	44,565	15,051	117,068	112,870
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments did not include a total gross amount of CHF 98,850 million and CHF 129,224 million of unused credit limits as of December 31, 2023 and 2022, respectively, which were revocable at the Bank's sole discretion upon notice to the client.